Transition to IFRS 9 (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Disclosure of Statutory Balance Sheet Reconciliation under IAS 39 and IFRS 9

For financial assets that were reclassified on transition to IFRS 9, the following table shows their fair value at 31 December 2018 and the fair value gain or loss that would have been recognised if these financial assets had not been reclassified:

Group
2018 £m
To amortised cost from FVTPL:
Fair value at 31 December 2018	1,347
Fair value gain that would have been recognised during the year if the financial asset had not been reclassified	120

IFRS 9 [member]
Statement [LineItems]
Summary of Measurement Categories and Carrying Amounts of Financial Assets Determined in Accordance with IAS 39 and IFRS 9

The measurement categories and carrying amounts of financial assets determined in accordance with IAS 39 and IFRS 9 are compared below, illustrating a total net assets decrease of £192m as a result of the application of IFRS 9:

	Group
	IAS 39					IFRS 9
Assets	Measurement category	Carrying amount (31 December 2017) £m	Reclassifications(1) £m		Remeasurement(2) £m	Measurement category	Carrying amount (1 January 2018) £m		Re-presentation(6) £m		IFRS 9 Balance Sheet (1 January 2018) £m
Cash and balances with central banks	Loans & receivables	32,771	—		—	Amortised cost	32,771		—		32,771

Trading assets	FVTPL	30,536	—		—	FVTPL (Mandatory)	30,536		—		30,536
	FVTPL	19	—		—	FVOCI	19		(19	)(a)	—

		30,555	—		—		30,555		(19)		30,536

Derivative financial instruments	FVTPL (Trading)	19,942	—		—	FVTPL (Mandatory)	19,942		—		19,942

Other financial assets at FVTPL(3)	FVTPL (Designated)	1,022	(45	)(b)	—	Amortised cost	977		(977	)(b)	—
	FVTPL (Designated)	836	—		—	FVTPL (Designated)	836		—		836
	FVTPL (Designated)	238	—		—	FVTPL (Mandatory)	238	(c)	1,181	(d)	1,419

		2,096	(45)		—		2,051		204		2,255

Loans and advances to customers(4)	Loans & receivables	199,068	—		(211)	Amortised cost	198,857		977	(b)	199,834
	Loans & receivables	181	(1	)(a)	—	FVOCI	180		(180	)(a)	—
	Loans & receivables	91	—		—	FVTPL (Mandatory)	91		(91	)(d)	—

		199,340	(1)		(211)		199,128		706		199,834

Loans and advances to banks	Loans & receivables	3,463	—		—	Amortised cost	3,463		—		3,463

Reverse repurchase agreements – non trading	Loans & receivables	2,614	—		—	Amortised cost	2,614		—		2,614

Other financial assets at amortised cost						Amortised cost	—		7,776	(e)	7,776

Financial assets at FVOCI						FVOCI	—		8,942	(a)(f)	8,942

Financial investments	Loans & receivables	1,198	—		—	Amortised cost	1,198		(1,198	)(e)
	Loans & receivables	982	(2	)(d)	—	FVTPL (Mandatory)	980		(980	)(d)
	Available-for-sale	8,743	—		—	FVOCI	8,743		(8,743	)(f)
	Available-for-sale	29	—		—	FVTPL (Mandatory)	29		(29	)(d)
	Held-to-maturity	6,578	—		—	Amortised cost	6,578		(6,578	)(e)
	Available-for-sale	81	—		—	FVTPL (Mandatory)	81		(81	)(d)

		17,611	(2)		—		17,609		(17,609)

Other assets	Other assets	6,373	(1)			Other assets	6,372		—		6,372

Total assets (pre-deferred tax asset)(5)		314,765	(49)		(211)		314,505		—		314,505

(1)	Gross (pre-tax) impact on assets resulting from facilities impacted by the IFRS 9 classification and measurement rules.
(2)

Gross (pre-tax) impact of facilities that were subject to an incurred loss assessment under IAS 39, and are now subject to an ECL assessment under IFRS 9; and facilities that have been reclassified from a non-amortised cost basis to an amortised cost basis. There is no loss allowance movement attributable to held-to-maturity investments or available-for-sale financial assets reclassified to amortised cost.

(3)	The balance sheet category for ‘Financial assets designated at fair value’ has been changed to ‘Other financial assets at fair value through profit or loss’ following the adoption of IFRS 9.
(4)	Of the £211m increase in loss allowance, £50m related to off-balance sheet exposures which, for presentation purposes, have been aggregated in the assets section. For more on this, see Note 14.
(5)

The impact of transition to IFRS 9 gave rise to a deferred tax asset of £68m, of which £14m is attributable to ‘Reclassifications’, and £54m to ‘Remeasurement’. This deferred tax asset was offset against our deferred tax liabilities.

(6)	Gross (pre-tax) impact of re-presentations resulting from the adoption of IFRS 9.